Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments [Abstract]
Lease expiration date	Dec. 31, 2016
Rent and lease expense	$ 0.8	$ 0.6